Share Based Compensation - Exercise price ranges (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2025 Option $ / shares shares	Dec. 31, 2024 Option $ / shares shares	Dec. 31, 2023 Option $ / shares
Share Based Compensation
Number of share options | Option	4,754	8,135	17,036
Weighted average remaining contractual life	4 years
Weighted Average Exercise Price	$ 44.23	$ 40.11	$ 39.32
Number of exercisable share option | Option	2,577	5,966
Weighted Average Exercise Price Exercisable	$ 38.2	$ 38.66
Common shares authorized for issuance | shares	25,302	26,430
22.63 - 38.55
Share Based Compensation
Number of share options | Option	942
Weighted average remaining contractual life	2 years
Weighted Average Exercise Price	$ 30.91
Number of exercisable share option | Option	942
Weighted Average Exercise Price Exercisable	$ 30.91
22.63 - 38.55 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	22.63
22.63 - 38.55 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 38.55
38.56 - 43.52
Share Based Compensation
Number of share options | Option	970
Weighted average remaining contractual life	2 years
Weighted Average Exercise Price	$ 39.28
Number of exercisable share option | Option	894
Weighted Average Exercise Price Exercisable	$ 39.31
38.56 - 43.52 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	38.56
38.56 - 43.52 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 43.52
43.53 - 45.74
Share Based Compensation
Number of share options | Option	679
Weighted average remaining contractual life	4 years
Weighted Average Exercise Price	$ 45.49
Number of exercisable share option | Option	422
Weighted Average Exercise Price Exercisable	$ 45.49
43.53 - 45.74 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	43.53
43.53 - 45.74 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 45.74
45.75 - 56.43
Share Based Compensation
Number of share options | Option	974
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 46.04
Number of exercisable share option | Option	294
Weighted Average Exercise Price Exercisable	$ 46.13
45.75 - 56.43 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	45.75
45.75 - 56.43 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 56.43
56.44 - 61.17
Share Based Compensation
Number of share options | Option	1,189
Weighted average remaining contractual life	6 years
Weighted Average Exercise Price	$ 56.62
Number of exercisable share option | Option	25
Weighted Average Exercise Price Exercisable	$ 56.58
56.44 - 61.17 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	56.44
56.44 - 61.17 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 61.17